Document and Entity Information	0 Months Ended
Jun. 14, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 14, 2013
Registrant Name	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	0001209466
Amendment Flag	false
Document Creation Date	Jun. 14, 2013
Document Effective Date	Jun. 14, 2013
Prospectus Date	Aug. 31, 2012
PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio
Risk/Return:
Trading Symbol	PGF